Employee Benefits - Summary of Additional Fair value Disclosure About Plan Assets and Indicate Their Rank (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 4,976,125	$ 135,757
Held-for-sale financial assets		1,034,178
Debt instruments	2,224,346	7,315,757
Total	7,200,471	8,485,692
Level 1 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	4,976,125	135,757
Held-for-sale financial assets		1,034,178
Debt instruments	2,224,346	7,315,757
Total	$ 7,200,471	$ 8,485,692